Business combinations - Acquisition of Link3D Narrative (Details) - Link3D € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Jan. 04, 2022 USD ($)
Business Combinations
Percentage of voting equity interests	100.00%	100.00%
Consideration transferred, acquisition-date fair value	€ 26,747	$ 26,747